CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (Parenthetical)	9 Months Ended
Sep. 30, 2021 USD ($)
Series A Preferred Stock [Member]
Securities Financing Transaction [Line Items]
Payments of Stock Issuance Costs	$ 205,470
Series B Preferred Stock [Member]
Securities Financing Transaction [Line Items]
Payments of Stock Issuance Costs	890,026
Wefunder Offering [Member]
Securities Financing Transaction [Line Items]
Payments of Stock Issuance Costs	53,500
Promissory Notes [Member]
Securities Financing Transaction [Line Items]
Payments of Stock Issuance Costs	96,000
Common Stock With Promissory Notes [Member]
Securities Financing Transaction [Line Items]
Payments of Stock Issuance Costs	$ 65,000